OTHER LIABILITIES	12 Months Ended
Jun. 30, 2021
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 8 -           OTHER LIABILITIES

Other liabilities as of June 30, 2021 and 2020 consisted of:

	June 30, 2021	June 30, 2020
Other tax payable	$1,623,217	$1,428,070
Accrued payroll	101,656	54,010
Other payables	1,990,395	1,674,941
	$3,715,268	$3,157,021